Measurement of financial assets and liabilities - Level 3 financial instruments (Details) - At fair value - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	$ 450
Assets at end of year	430	$ 450
Equity securities and portfolio holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	57,679
Assets at end of year	64,753	57,679
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	76,949
Assets at end of year	83,064	76,949
Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	865	640
Total (losses) gains in income statement	27	(35)
Total (losses) gains recorded in other comprehensive income	6	(9)
Purchases and other additions	524	305
Sales	(7)	(21)
Transfers into level 3	1,489
Transfers (out of) level 3		(15)
Assets at end of year	2,904	865
Net unrealised (losses) gains on financial instruments held at the end of the year	29	(12)
Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	3	5
Total (losses) gains in income statement		(2)
Sales	(3)
Assets at end of year		3
Net unrealised (losses) gains on financial instruments held at the end of the year		(2)
Level 3 | Equity securities and portfolio holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	824	577
Total (losses) gains in income statement	25	(31)
Total (losses) gains recorded in other comprehensive income	6	(6)
Purchases and other additions	524	305
Sales	(4)	(21)
Transfers into level 3	1,489
Assets at end of year	2,864	824
Net unrealised (losses) gains on financial instruments held at the end of the year	27	(8)
Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	38	58
Total (losses) gains in income statement	2	(2)
Total (losses) gains recorded in other comprehensive income		(3)
Transfers (out of) level 3		(15)
Assets at end of year	40	38
Net unrealised (losses) gains on financial instruments held at the end of the year	$ 2	$ (2)